TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION [Abstract]
TAXATION
4.   TAXATION

The Company is exempt from United States Federal, state and local income taxes on its international shipping income and is zero rated for Isle of Man taxation. The Company expects all of its income to remain exempt from United States Federal, state and local income taxes. Accordingly, no provision for taxes has been made in these financial statements.